                          EXPEDITION MONEY MARKET FUND
                      EXPEDITION TAX-FREE MONEY MARKET FUND

                         INSTITUTIONAL SHARES PROSPECTUS

                          SUPPLEMENT DATED MAY 24, 2000
                      TO THE PROSPECTUS DATED MARCH 1, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

ON PAGE 12 OF THE PROSPECTUS, UNDER THE HEADING "PURCHASING, SELLING AND EXCHANGING FUND SHARES," THE FOLLOWING REPLACES THE SECOND PARAGRAPH:

         Institutional Shares are primarily offered to subsidiaries and other affiliates of Compass Bancshares and their divisions and departments, including the Compass Asset Management Group, on behalf of certain eligible fiduciary, trust, agency, investment advisory, asset allocation ("MAP Account"), treasury management sweep, custody and similar accounts. Institutional Shares are also available for purchase by other qualifying financial institutions investing for their own or their customers' accounts.

ON PAGE 12 OF THE PROSPECTUS, UNDER THE HEADING "HOW TO PURCHASE FUND SHARES," THE FOLLOWING REPLACES THE SECOND AND THIRD PARAGRAPH:

         To purchase Institutional Shares through the Compass Asset Management Group, qualifying customers should contact their authorized representative by calling Compass Bank. Unless you arrange to pay by wire or you invest through an eligible treasury management sweep account or MAP Account, write your check, payable in U.S. dollars, to "Expedition Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash.

         If you invest through the Compass Asset Management Group, or certain other subsidiaries, affiliates, departments or divisions of Compass Bank, you will have to follow the procedures and requirements established by the Asset Management Group or such other affiliates, departments or divisions, which are specified in or pursuant to your asset management, treasury management sweep, MAP Account, or other agreement or in other guidelines. The Compass Asset Management Group and certain other subsidiaries, affiliates, departments or divisions of Compass Bank may require that customers maintain a minimum account or fund balance or meet certain other criteria to participate in its various asset management and similar programs and/or qualify to purchase Institutional Shares. Please refer to your asset management, treasury management sweep, MAP Account, or other account agreement or contact your Compass Asset Management Group or other account representative for information concerning minimum account or fund balance requirements and other criteria applicable to eligibility to invest in the Institutional Shares.

         If your account or fund balance falls below any applicable minimum account balance or your account no longer satisfies other criteria established for investment in the Institutional Shares, the Compass Asset Management Group or other Compass Bank subsidiary, affiliate, department or division may exchange your Institutional Shares of a Fund for Investment Service Shares of that Fund without prior notice. You will receive a current prospectus for Investment Service Shares in the event of such an exchange. If you have questions regarding your account's minimum balance requirements or Investment Service Shares of the Funds, please contact your Compass Asset Management Group or other Compass authorized representative.

         You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                          EXPEDITION MONEY MARKET FUND
                      EXPEDITION TAX-FREE MONEY MARKET FUND

                      INVESTMENT SERVICE SHARES PROSPECTUS

                          SUPPLEMENT DATED MAY 24, 2000
                      TO THE PROSPECTUS DATED MARCH 1, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

ON PAGE 12 OF THE PROSPECTUS, UNDER THE HEADING "PURCHASING, SELLING AND EXCHANGING FUND SHARES," THE FOLLOWING REPLACES THE SECOND PARAGRAPH:


         Investment Service Shares are available for all individual and institutional investors. Certain customers of the Compass Asset Management Group and certain other divisions and departments of Compass Bank and its affiliates, including treasury management sweep customers, maintaining specified minimum account or fund balances or satisfying certain other criteria may be eligible to purchase Institutional Shares of the Fund. For information concerning whether you may be eligible to purchase Institutional Shares, Compass customers may contact their Compass account representative.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.